ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Dec. 27, 2024 shares	Nov. 27, 2024 $ / shares shares	Mar. 31, 2025 subsidiary $ / shares shares	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Aug. 31, 2006 USD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Par value			$ 0.00833335			$ 0.00833335
Common Class A
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Par value			$ 0.00833335			$ 0.00833335
Target Company
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Acquired equity interest, subsidiaries, percentage		100.00%
Target Company | Common Class A
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Consideration shares | shares	69,995,661	69,995,661	69,995,661
Par value		$ 0.00833335
Purchase price		$ 2	$ 2
Qilian HK
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			100.00%
Qilian Chengdu
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			100.00%
Zhongqiao Youguan E Commerce Service Co. Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			51.00%
Gansu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Initial capital | $								$ 270
Registered capital | $						$ 12,000	$ 12,000
Number of subsidiaries | subsidiary			7
Amount of pledged equity interest (in percent)				99.214%	99.214%
Gansu QLS | Qilian Chengdu
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)				99.214%	99.214%
Gansu QLS | Moshangfa (Gansu) Fertilizer Industry Co., Ltd (formerly Jiuquan Qiming Biotechnology Co., Ltd, "Moshangfa")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			100.00%			100.00%
Gansu QLS | Chengdu Qilianshan Biotechnology Co., Ltd ("Chengdu QLS")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			79.71%			79.51%
Gansu QLS | Jiuquan Ahan Biotechnology Co., Ltd. ("Ahan")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			100.00%			100.00%
Gansu QLS | Tibet Cangmen Trading Co., Ltd ("Cangmen")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			100.00%			100.00%
Gansu QLS | Rugao Tianlu Animal Products Co., Ltd ("Rugao")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			79.71%			79.51%
Gansu QLS | Chongqing Shengfu Biological Technology Co., Ltd ("Chongqing")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			79.71%			79.51%